Employee Benefit Plans - Schedule of Effect of Twenty Five Basis-Point Change in Discount Rates (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($)
Pension Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, effect of a 25 basis point increase in discount rate, obligation	$ (56,208)	[1]
Defined benefit plan, effect of a 25 basis point increase in discount rate, net periodic benefit cost	104
Defined benefit plan, effect of a 25 basis point decrease in discount rate, obligation	58,058	[1]
Defined benefit plan, effect of a 25 basis point decrease in discount rate, net periodic benefit cost	(235)
Other postretirement [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, effect of a 25 basis point increase in discount rate, obligation	(44)
Defined benefit plan, effect of a 25 basis point increase in discount rate, net periodic benefit cost	(144)
Defined benefit plan, effect of a 25 basis point decrease in discount rate, obligation	46
Defined benefit plan, effect of a 25 basis point decrease in discount rate, net periodic benefit cost	$ 149

[1]	Excludes impact to plan assets due to the LDI investment approach discussed above under “Plan Assets, Investment Policy and Strategy.”